Goodwill - Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	$ 713,175	$ 714,758
Foreign Currency	(109,389)	(1,583)
Argentine hyperinflationary economy	37,926
Business combination	563,858
Closing balance	1,205,570	713,175
Enel Distribucin Rio S.A. (formerly Ampla Energa S.A.)
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	256,658	260,989
Foreign Currency	(37,278)	(4,331)
Closing balance	219,380	256,658
Compania Distribuidora y Comercializadora de Energia S.A.
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	14,514	14,395
Foreign Currency	(1,171)	119
Closing balance	13,343	14,514
Enel Generacion El Chocon S.A.
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	5,556	6,679
Foreign Currency	(17,227)	(1,123)
Argentine hyperinflationary economy	37,926
Closing balance	26,255	5,556
Enel Distribucion Peru S.A.
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	71,298	68,704
Foreign Currency	(2,951)	2,594
Closing balance	68,347	71,298
EGP Cachoeira Dourada S.A. [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	94,114	95,698
Foreign Currency	(13,673)	(1,584)
Closing balance	80,441	94,114
Enel Generacion Peru S.A. [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	134,197	129,315
Foreign Currency	(5,554)	4,882
Closing balance	128,643	134,197
Emgesa S.A. E.S.P.
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	6,421	6,368
Foreign Currency	(519)	53
Closing balance	5,902	6,421
Generalima S.A. [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	21	20
Foreign Currency	(1)	1
Closing balance	20	21
Enel Brasil S A
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	1,195	1,215
Foreign Currency	(174)	(20)
Closing balance	1,021	1,195
Enel Distribucin Cear S.A. (formerly Coelce S.A.) [Member]
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Opening balance	129,201	131,375
Foreign Currency	(18,772)	(2,174)
Closing balance	110,429	$ 129,201
Enel Distribucion Sao Paulo S.A
Disclosure Of Information For Individual Asset Or Cash Generating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Foreign Currency	(12,069)
Business combination	563,858
Closing balance	$ 551,789